Employee Benefits - Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation (Details) - Benefit Obligations $ in Millions	Mar. 31, 2026 USD ($)
Gratuity, 1% point increase / decrease | Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Impact from percentage point increase / decrease	$ 22
Gratuity, 1% point increase / decrease | Increase in Compensation Levels | Weighted Average
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Impact from percentage point increase / decrease	23
Pension, 0.5% point increase / decrease | Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Impact from percentage point increase / decrease	7
Pension, 0.5% point increase / decrease | Increase in Compensation Levels | Weighted Average
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Impact from percentage point increase / decrease	$ 1